Related Parties (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018	Dec. 23, 2019
Professional fees	$ 439,000	$ 1,280,000	$ 2,276,000	$ 2,799,000	$ 3,918,000	$ 2,078,000
Common stock shares issued	3,857,316		3,857,316		907,048	721,295
Common stock, shares value
J. Steven Holmes [Member]
Professional fees	$ 180,000	$ 180,000	$ 540,000	$ 540,000	$ 720,000	$ 700,000
Messrs. Higgins and White [Member]
Common stock shares issued							856
Common stock, shares value							$ 75,000
Messrs. Higgins [Member]
Common stock shares issued							428